UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 119.3%

Pennsylvania — 119.3%
Corporate — 2.7%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35(a)	$1,845	$853,312
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	1,510	1,564,602
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,714,633
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	189,101
National Gypsum Co., 5.50%, 11/01/44	135	141,912

		5,463,560
County/City/Special District/School District — 30.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	190	198,024
5.00%, 05/01/42	450	465,799
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 08/01/34	1,610	1,810,445
5.00%, 08/01/35	1,210	1,359,810
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,082,243
Boyertown Area School District, GO:
5.00%, 10/01/36	610	672,519
5.00%, 10/01/38	920	1,011,154
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGM), 5.25%, 12/15/18(b)	5,000	5,106,000
City of Philadelphia Pennsylvania, GO, Refunding Series A (AGC):
5.00%, 08/01/19(b)	255	264,754
5.00%, 08/01/24	2,115	2,193,784
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,215,691
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	871,034
5.00%, 12/01/40	1,000	1,113,550
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	260	270,174

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/19(b)	$500	$523,275
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	175	199,789
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(b)	500	534,565
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,235	1,393,080
Fox Chapel Area School District, GO:
5.00%, 02/01/39	1,345	1,528,377
5.00%, 02/01/42	1,250	1,417,362
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,078,142
Marple Newtown School District, GO (AGM), 5.00%, 06/01/19(b)	4,100	4,237,022
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	700,756
Philadelphia School District, GO, Series E(b):
2015, 6.00%, 09/01/18	5	5,069
2015-2, 6.00%, 09/01/18	5	5,069
6.00%, 09/01/18	1,340	1,358,639
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(c)	6,145	3,953,017
State College Area School District, GOL, Centre County, 5.00%, 05/15/44	1,440	1,642,392
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 07/15/34	2,190	2,358,126
Corry Area School District, CAB, 0.00%, 12/15/22(c)	1,640	1,431,195
Corry Area School District, CAB, 0.00%, 12/15/23(c)	1,980	1,669,358
Corry Area School District, CAB, 0.00%, 12/15/24(c)	1,980	1,604,730
Corry Area School District, CAB, 0.00%, 12/15/25(c)	1,770	1,386,583
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC)(b):
5.00%, 05/15/19	215	221,805
5.00%, 05/15/19	215	221,805
5.00%, 05/15/19	855	882,061
Township of Bristol Pennsylvania School District, GO:
5.00%, 06/01/40	775	836,891

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Township of Bristol Pennsylvania School District, GO (continued):
5.25%, 06/01/43	$6,925	$7,572,003
(BAM), 5.00%, 06/01/42	1,685	1,855,320
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,378,521
Township of Lower Paxton Pennsylvania, GO:
5.00%, 04/01/42	435	478,839
5.00%, 04/01/46	1,435	1,574,755
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	130	146,554

		60,830,081
Education — 21.5%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	100	105,884
5.00%, 08/15/25	100	105,792
5.00%, 08/15/26	100	105,747
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(b)	200	208,928
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	900	926,784
6.38%, 01/01/39	100	102,290
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,205	1,344,250
5.00%, 08/01/45	3,610	4,012,370
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	2,480	2,627,560
Haverford College, 5.00%, 05/15/20(b)	340	359,689
Haverford College, 5.00%, 11/15/35	75	78,684
Villanova University, 5.25%, 12/01/19(b)	100	105,078
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A:
5.00%, 09/01/48	1,500	1,656,555
5.00%, 09/01/37	840	941,413

Security	Par (000)	Value
Education (continued)
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	$610	$661,362
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,000	1,079,400
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/36	2,000	2,259,700
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(b)	1,000	1,052,520
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,036,060
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 05/01/21(b)	3,700	4,039,105
Drexel University, Series A, 5.25%, 05/01/41	230	246,298
La Salle University, 5.00%, 05/01/37	1,325	1,387,368
La Salle University, 5.00%, 05/01/42	1,855	1,923,709
State System of Higher Education, Series AL, 5.00%, 06/15/35	280	295,187
Thomas Jefferson University, 5.00%, 09/01/45	2,000	2,184,580
University Properties, Inc. Student Housing Project, Series A, 5.00%, 07/01/35	300	318,129
Widener University, Series A, 5.25%, 07/15/33	1,580	1,701,044
Widener University, Series A, 5.50%, 07/15/38	385	414,668
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	2,710	2,981,894
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	2,170	2,393,510
La Salle University, 4.00%, 05/01/42	2,985	2,830,347
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	929,202

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	$485	$510,870
5.00%, 07/01/35	435	461,283
5.00%, 07/01/45	300	313,857
5.00%, 07/01/47	820	860,697

		43,561,814
Health — 16.4%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	3,000	3,279,720
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,455,900
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	812,445
Series A3, 5.50%, 11/01/19(b)	250	262,238
Series A3, 5.50%, 11/01/31	250	263,148
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	2,410	2,803,240
County of Chester Health & Education Facilities Authority, Refunding RB, Main Line Health System, Series A, 5.00%, 10/01/52	2,290	2,524,771
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/41	210	215,538
Diakon Lutheran Social Ministries, 5.00%, 01/01/38	2,600	2,801,058
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19(b)	240	250,577
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/42	415	438,796

Security	Par (000)	Value
Health (continued)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project:
5.00%, 11/01/28	$575	$644,017
5.00%, 11/01/35	425	465,919
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(b)	490	506,493
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(b)	235	250,181
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	934,053
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	597,330
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	220	221,705
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/41	460	503,797
County of Wayne Hospital & Health Facilites Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	1,595	1,586,913
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,522,108
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	520	571,095
5.75%, 05/01/35	865	953,939
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	1,000	1,052,580
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	940	1,013,405

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19(d)	$900	$949,833
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	2,055	2,195,233

		33,076,032
Housing — 8.8%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	404,556
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	408,588
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	1,705	1,695,571
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,013,830
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,620,720
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 115-A, AMT, 4.20%, 10/01/33	670	687,353
Series 119, 3.50%, 10/01/36	1,515	1,480,716
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	3,080	2,992,497
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,009,120
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	744,488
4.00%, 12/01/46	2,970	2,930,054
4.00%, 12/01/51	790	771,411

		17,758,904
State — 7.6%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/35	1,295	1,435,546
Commonwealth of Pennsylvania, GO, 1st Series(b):
5.00%, 06/01/22	2,460	2,734,487
5.00%, 04/01/23	1,000	1,127,230

Security	Par (000)	Value
State (continued)
Commonwealth of Pennsylvania, GO, Refunding, 1st Series, 4.00%, 01/01/30	$2,000	$2,104,680
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,500	8,028,225

		15,430,168
Transportation — 20.1%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	3,825	4,004,125
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,516,495
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,100	1,228,348
5.00%, 07/01/47	2,105	2,321,099
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,688,805
Delaware River Port Authority, RB:
5.00%, 01/01/29	475	527,264
5.00%, 01/01/37	2,285	2,500,133
Series D, 5.00%, 01/01/40	750	782,348
Series D (AGM), 5.00%, 01/01/40	1,560	1,631,198
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,374,932
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(c)	4,760	1,621,256
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(c)	1,275	493,285
Sub-Series A, 5.13%, 12/01/20(b)	75	80,708
Sub-Series A, 5.13%, 12/01/20(b)	25	26,903
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,559,333
Pennsylvania Turnpike Commission, Refunding RB:
2nd Series, Turnpike Subordinate, 5.00%, 12/01/36	1,205	1,331,380
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,654,944
Sub-Series B (AGM), 5.25%, 06/01/19(b)	1,695	1,755,240
Sub-Series B (AGM), 5.25%, 06/01/19(b)	1,805	1,870,124

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b):
5.00%, 06/01/21	$1,860	$2,021,225
5.00%, 06/01/21	2,465	2,678,666

		40,667,811
Utilities — 12.1%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 08/01/20(b)	660	706,279
5.25%, 08/01/40	1,040	1,100,913
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	800	901,264
5.00%, 08/01/31	600	673,872
5.00%, 08/01/32	800	895,744
5.00%, 08/01/33	400	446,772
5.00%, 08/01/34	700	778,022
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 01/01/19(b)	800	817,632
Series A, 5.25%, 10/01/52	810	922,825
Series C (AGM), 5.00%, 08/01/40	3,350	3,524,267
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	3,575	3,998,101
5.00%, 06/01/34	4,175	4,639,218
(AGM), 4.00%, 06/01/39	1,250	1,254,088
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,562,689
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/21(b)	30	32,942
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(b)	420	473,243
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	1,605	1,688,428

		24,416,299

Total Municipal Bonds — 119.3% (Cost — $234,103,765)		241,204,669

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 47.8%
Education — 15.7%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	$3,900	$4,389,362
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 06/15/38	11,335	11,491,361
University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(b)	5,120	5,705,267
University of Pennsylvania Health System, Series A, 4.00%, 08/15/39	7,815	7,944,011
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19(b)	2,202	2,261,790

		31,791,791
Health — 13.6%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(b)	3,000	3,102,540
Series A, 5.25%, 06/01/19(b)	3,128	3,238,351
Series A-1, 5.13%, 06/01/41	7,430	7,879,431
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	8,000	8,125,120
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	4,680	5,041,249

		27,386,691
Housing — 2.8%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	2,675	2,707,800
Series 115A, 4.20%, 10/01/33	2,790	2,861,327

		5,569,127
State — 11.8%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/19(b)	6,028	6,192,122

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	$7,000	$7,557,305
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18(b)	10,000	10,185,250

		23,934,677
Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,913,139
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,850	2,070,335

		3,983,474
Utilities — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/42	3,493	3,865,582

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.8% (Cost — $94,050,090)		96,531,342

Total Long-Term Investments — 167.1% (Cost — $328,153,855)		337,736,011

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	1,449,211	$1,449,211

Total Short-Term Securities — 0.7% (Cost — $1,449,211)		1,449,211

Total Investments — 167.8% (Cost — $329,603,066)		339,185,222
Other Assets Less Liabilities — 0.5%		1,166,783
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.6)%		(55,871,573)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.7)%		(82,339,074)

Net Assets Applicable to Common Shares — 100.0%		$202,141,358

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	489,482	959,729	1,449,211	$1,449,211	$3,567	$(55)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	47	06/20/18	$5,622	$40,062
Long U.S. Treasury Bond	61	06/20/18	8,774	26,519
5-Year U.S. Treasury Note	7	06/29/18	795	4,272

				$70,853

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

Syncora — Syncora Guarantee

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$337,736,011	$—	$337,736,011
Short-Term Securities	1,449,211	—	—	1,449,211

	$1,449,211	$337,736,011	$—	$339,185,222

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$70,853	$—	$—	$70,853

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,641,315)	$—	$(55,641,315)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(138,241,315)	$—	$(138,241,315)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date : June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 18, 2018